Other long-term debt (Tables) - Other Long-Term Debt [Member]	12 Months Ended
Dec. 31, 2018
Debt Instrument [Line Items]
Other Long-term Debt
	December 31,	December 31,
	2017	2018
	US$	US$
November 2020 Senior Secured notes due on November 22, 2020 at 8.875%	293,742,826	295,673,796
August 2019 Senior Notes due on August 30, 2019 at 8.125%	295,270,134	286,741,749
February 2021 Senior notes due on February 28, 2021 at 7.75%	286,865,011	270,624,821
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875%	-	197,226,325
Corporate bonds due on December 28, 2020 at 8.20%	152,661,716	58,275,179
Corporate bonds due on January 27, 2021 at 7.47%	107,005,532	43,709,787
Corporate bonds due on March 14, 2021 at 7.09%	76,420,211	72,849,705
Corporate bonds due on August 15, 2019 at 8.20%	226,122,693	63,404,057
Corporate bonds due on April 7, 2020 at 8.20%	172,188,160	89,655,359
Corporate bonds due on September 21, 2020 at 8.50%	-	28,998,553
Collateralized loan due on May 22, 2020 at 10.3192% (2)	135,992,164	189,416,016
Collateralized loan due on November 6, 2018 at 8.20% (1)	6,387,795	-
Collateralized loan due on January 4, 2019 at 8.20% (1)	2,794,660	-
Collateralized loan due on May 10, 2018 at 7.501% (1)	28,312,572	-
Collateralized loan due on July 31, 2021 at 8.00% (1)	48,973,095	-
Collateralized loan due on August 2, 2021 at 8.00% (1)	5,662,515	-
Collateralized loan due on September 6, 2019 at 8.50% (1)	15,304,092	-
Collateralized loan due on October 30, 2019 at 9.30%	2,479,263	2,360,415
Collateralized loan due on November 2, 2019 at 9.30%	28,128,922	26,780,511
Collateralized loan due on November 23, 2024 at 6.90% (1)	40,173,242	-
Collateralized loan due on March 17, 2020 at 7.62% (1)	35,199,412	21,855,694
Collateralized loan due on November 30, 2019 at 10.3192% (3)	260,169,569	130,813,615
Collateralized loan due on December 4, 2020 at 12.00% (4)	-	1,427,905
Collateralized loan due on November 28, 2020 at 11.50% (5)	-	11,656,370
Collateralized loan due on November 9, 2020 at 9.405%	-	50,996,620
Collateralized loan due on October 30, 2020 at 11.50% (6)	-	40,951,099
Non-controlling shareholder’s loan due on May 23, 2019 at 10.3192% (7)	246,778,489	189,780,277
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% (8)	10,000,000	9,500,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% (8)	5,000,000	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% (8)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% (8)	5,000,000	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95%(8)	5,000,000	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95%(8)	10,000,000	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% (8)	10,000,000	10,000,000
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% (8)	9,500,000	9,500,000
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% (8)	500,000	500,000
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR (9)	22,283,892	24,008,924
Bank Direct Capital Finance loan due on January 1, 2020 at 4.19% (10)	2,801,117	1,762,072

Total principal of other long-term debt	2,551,717,082	2,158,468,849

Less: current portion of other long-term debt	(1,146,902,643)	(1,118,013,649)

Total other long-term debt	1,404,814,439	1,040,455,200

(1)	These loans were paid in full or partially repaid in 2018.

(2)	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s equity interest in Qingdao Huiju.

(3)	Pursuant to the agreements with Ping An Trust Co., Ltd., the debt is secured by the Group’s 51 % equity interest of Henan Renxin.

(4)
Pursuant to the agreements with Wanxiang Trust Co., Ltd., the debt is secured by the Group’s real estate properties under development with net book value of US$963,588 (December 31, 2
0
17: nil), land use rights with net book value of US$92,753 (December 31, 2
0
17: nil) and the Group’s real estate properties
development completed with net book value of
US$576,774 (December 31, 2
0
17: nil).

(5)
Pursuant to the agreements with Huarong International Trust Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$396,377 (December 31, 2
0
17: nil) and the Group’s real estate properties
development completed with net book value of
US$4,346,035 (December 31, 2
0
17: nil).

(6)
Pursuant to the agreements with Huarong International Trust Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$7,299,073 (December 31, 2017: nil), the Group’s real estate properties held for lease with net book value of US$33,336,335 (December 31, 2017: nil) and the Group’s real estate properties development completed with net book value of
 US$1,048,715 (December 31, 2
0
17: nil).

(7)
Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s
65
% equity interest in Ruihao Rongtong.

(8)
Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$59.5 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.

(9)
Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks. The other long-term debt is denominated in US$.

(10)
Pursuant to the agreements with Bank Direct Capital Finance, this other long-term debt is denominated in US$ and unsecured, and repayable in 30 months from August 1 2017. The balance to be paid in next year has been classified as current liabilities as of December 31, 2018

Schedule of Maturities
As of December 31, 2018, the contractual maturities of these debts are as follows:

Year	Amount
US$
2019	699,880,624
2020	1,061,403,912
2021	397,184,313
2022	-
2023 and thereafter	-
Less: current portion of other long term debt	(1,118,013,649)

Total: Other long-term debt	1,040,455,200